STOCKHOLDERS’ EQUITY - Summary of Stock Option Activity (Detail) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Number of options
Number of options, Outstanding at beginning of year (in shares) | shares	20,344
Number of options, Granted (in shares) | shares	3,895
Number of options, Exercised (in shares) | shares	(3,570)
Number of options, Forfeited (in shares) | shares	(425)
Number of options, Expired (in shares) | shares	(48)
Number of options, Outstanding at end of year (in shares) | shares	20,196
Number of options, Vested or expected to vest at end of year (in shares) | shares	19,864
Number of options , Exercisable at end of year (in shares) | shares	13,215
Stock options grant weighted-average exercise price
Weighted-average exercise price, Outstanding at beginning of year (in dollars per share) | $ / shares	$ 50.99
Weighted-average exercise price, Granted (in dollars per share) | $ / shares	76.28
Weighted-average exercise price, Exercised (in dollars per share) | $ / shares	42.79
Weighted-average exercise price, Forfeited (in dollars per share) | $ / shares	73.21
Weighted-average exercise price, Expired (in dollars per share) | $ / shares	41.42
Weighted Average Exercise Price Outstanding at end of year (in dollars per share) | $ / shares	56.88
Weighted Average Exercise Price Vested or expected to vest at end of year (in dollars per share) | $ / shares	56.57
Weighted Average Exercise Price Exercisable at end of year (in dollars per share) | $ / shares	$ 47.70
Stock options grant Weighted-average remaining contractual life
Weighted average remaining contractual life, Outstanding at end of year	6 years 1 month 6 days
Weighted average remaining contractual life, Vested or expected to vest at end of year	6 years 1 month 6 days
Weighted average remaining contractual life, Exercisable at end of year	4 years 10 months 24 days
Stock options grant aggregate intrinsic value
Aggregate intrinsic value, outstanding, ending balance | $	$ 473,216
Aggregate intrinsic value, vested or expected to vest at end of year | $	471,778
Aggregate intrinsic value, Exercisable at end of year | $	$ 430,350